PROPERTY AND EQUIPMENT - Schedule of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expensed to general and administrative expenses (Note 20)	$ 606	$ 376	$ 246